Related party transactions	12 Months Ended
Jun. 30, 2024
Related party transactions [abstract]
Related party transactions
Note 32. Related party transactions
Parent entity
Iris Energy Limited (d/b/a IREN) is the ultimate parent entity.
Subsidiaries
Interests in subsidiaries are set out in note 27.
Key management personnel
Disclosures relating to key management personnel are set out in note 33.
Transactions with related parties
There were no transactions with related parties during the current and previous financial year.
Receivable from and payable to related parties
There were no trade receivables from or trade payables to related parties at the current and previous reporting date.
Loans to/from related parties
There were no loans to or from related parties at the current and previous reporting date.